Related Parties	12 Months Ended
Dec. 31, 2021
Related Party [Abstract]
Related Parties	Related parties
Significant shareholders
The significant shareholders of the Company are Banco Bilbao Vizcaya Argentaria, S.A. (BBVA), CaixaBank, S.A. and Blackrock, Inc., with stakes in Telefónica, S.A. of 4.99%, 4.49% and 4.48%, respectively at December 31, 2021.
During 2021 and 2020, the Group carried out no significant transactions with Blackrock, Inc. other than the corresponding dividends paid.
The following is a summary of significant transactions between the Telefónica Group and BBVA and Caixabank companies. All transactions were carried out at market prices:

2021
Millions of euros	BBVA	Caixabank
Finance costs	8	7
Receipt of services	14	10
Purchase of goods	2	243
Other expenses	19	—
Total costs	43	260
Finance income	5	—
Dividends received (1)	8	N/A
Services rendered	26	83
Sale of goods	9	92
Other income	5	1
Total revenues	53	176
Purchase of assets	—	94
Finance arrangements: loans, capital contributions and others (borrower)	417	166
Guarantees	147	190
Commitments	—	331
Finance arrangements: loans and capital contributions (lender)	10	—
Dividends paid	108	113
Factoring operations	108	28
(1) At December 31, 2021, Telefónica held a 0.66% stake (0.66% stake at December 31, 2020) in the share capital of Banco Bilbao Vizcaya Argentaria, S.A. (see Note 12).

The nominal value of outstanding derivatives held with BBVA and Caixabank at December 31, 2021 amounted to 6,664 million euros and 264 million euros, respectively (10,537 million euros held with BBVA and 542 million euros held with Caixabank in 2020). As explained under Derivatives policy in Note 19, this figure is inflated by the use in some cases of several levels of derivatives applied to the nominal value of a single underlying. The net fair value of these same derivatives in the statement of financial position is 314 million euros and 26 million euros, respectively at December 31, 2021 (201 million euros and -11 million euros, respectively, at December 31, 2020). Additionally, at December 31, 2021, collateral guarantees on derivatives from BBVA and Caixabank have been received, amounting to 262 million euros and 21 million euros, respectively (164 million euros and 10 million euros respectively at December 31, 2020).

2020
Millions of euros	BBVA	Caixabank
Finance costs	15	3
Receipt of services	6	15
Purchase of goods	—	60
Other expenses	4	—
Total costs	25	78
Finance income	20	—
Dividends received	7	N/A
Services rendered	21	53
Sale of goods	10	52
Other income	4	—
Total revenues	62	105
Purchase of goods	—	2
Finance arrangements: loans and capital contributions (borrower)	318	25
Finance arrangements: loans and capital contributions (lessee)	—	2
Guarantees	148	89
Commitments	—	104
Finance arrangements: loans and capital contributions (lender)	294	273
Dividends	125	126
Factoring operations	—	477

Until July 30, 2020, BBVA Bancomer, Institución de Banca Múltiple, Grupo Financiero Bancomer (subsidiary of Banco Bilbao Vizcaya Argentaria, S.A.) held a shareholding together with Telefónica Móviles México, S.A. de C.V. (subsidiary of Telefónica, S.A.) in Adquira México, S.A. de C.V. On the said date, July 30, 2020, Telefónica Móviles México, S.A. de C.V. sold to Openpay, S.A. de C.V. (company within BBVA Group) its shareholding in Adquira México, S.A. de C.V.

Similarly, on November 20, 2020, Telefónica Digital España, S.L.U. and Compañía Chilena de Inversiones, S.L., an affiliated company of BBVA, entered into an agreement related to the incorporation of a subsidiary in Colombia with the aim of commercializing loans to consumers and SME in such country. On January 5, 2021, this company was incorporated as a 50/50 joint venture between the two companies, under the name Movistar Consumer Finance Colombia, S.A.S (see Note 10).
The Telefónica Group holds a 50% interest in Telefónica Consumer Finance, E.F.C., S.A., a company controlled by Caixabank (see Note 10).

The Telefónica Group and BBVA each hold a 44.44% interest in the joint venture Adquira España, S.A. (see Note 10).

The Telefónica Group has a 50% interest in Telefónica Factoring España and its subsidiaries in Brazil, Peru, Colombia, Mexico, Chile and Ecuador, accounted for by the equity method (see Note 10), in which BBVA and Caixabank have minority interests.

The balances as of December 31, 2021 and 2020, and the transactions carried out in 2021 and 2020 of Telefónica Group companies with the aforementioned associates and joint ventures in which BBVA and Caixabank hold interests are shown below:

Millions of euros	12/31/2021	12/31/2020
Receivables from associates and joint ventures for current operations	6	8
Payables to associates and joint ventures	36	8

Millions of euros	2021	2020
Revenue from operations with associates and joint ventures	13	14
Expenses from operations with associates and joint ventures	9	9
Finance cost from operations with associates and joint ventures	1	—
Other related parties
The most significant balances and transactions with associates and joint ventures are detailed in Note 10.
During 2021 and 2020, the Directors and senior executives performed no transactions with Telefónica, S.A. or any Telefónica Group company other than those in the Group’s normal trading activity and business. Compensation and other benefits paid to members of the Board of Directors and senior executives are detailed in Note 29.g and Appendix II.
Telefónica contracted a civil liability insurance scheme (D&O) for Directors, managers and staff with similar functions in the Telefónica Group, with standard conditions for these types of insurance and a premium attributable to 2021 of 5,303,931 euros (2,654,581 euros in 2020). This scheme provides coverage for Telefónica, S.A. and its subsidiaries in certain cases.
Certain Telefónica Group subsidiaries performed transactions in 2020 with Global Dominion Access Group, entity related to Director Mr. Francisco José Riberas Mera, related to the Group´s ordinary course of business, mainly in Telefónica de España amounting to 11 million euros.
On September 25, 2020, Telefónica Digital España, S.L.U. and ASTI Mobile Robotics, S.A., entity related to Director Ms. Verónica Pascual Boé, signed a Framework Agreement, the purpose of which is to establish the commercial, economic and legal conditions that will apply to those operators of the Telefónica Group that may be interested in acquiring Automated Guided Vehicles (AGVs), as well as other complementary services manufactured and marketed by ASTI. This agreement was transferred by Telefónica Digital España, S.L.U. to Telefónica IoT & Big Data Tech, S.A. on November 1, 2020 as part of certain corporate reorganisations linked to the Telefónica Tech project. During 2021, certain commercial projects were completed in Spain, without any financial disbursements in that year.